Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments [Abstract]
Schedule of investments
The composition of the investment portfolio is presented as follows:

	As of December 31,
($ in millions)	2020	2019
Fixed income securities, at fair value	$23,907	$21,725
Mortgage loans, net	3,359	3,988
Equity securities, at fair value	1,536	1,469
Limited partnership interests	3,065	3,250
Short-term investments, at fair value	974	1,191
Policy loans	582	557
Other, net	1,375	1,427
Total	$34,798	$33,607

Schedule for fixed income securities at amortized cost, gross unrealized gains and losses and fair value
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in millions)	Amortized cost, net	Gross unrealized		Fair value
		Gains	Losses
December 31, 2020
U.S. government and agencies	$1,060	$45	$—	$1,105
Municipal	1,650	357	—	2,007
Corporate	18,287	2,009	(40)	20,256
Foreign government	91	5	—	96
ABS	420	6	(2)	424
MBS	14	5	—	19
Total fixed income securities	$21,522	$2,427	$(42)	$23,907

December 31, 2019
U.S. government and agencies	$848	$34	$—	$882
Municipal	1,483	279	(7)	1,755
Corporate	17,301	1,170	(30)	18,441
Foreign government	142	7	—	149
ABS	316	4	(3)	317
MBS	127	55	(1)	181
Total fixed income securities	$20,217	$1,549	$(41)	$21,725

Schedule for fixed income securities based on contractual maturities
The scheduled maturities for fixed income securities are as follows:

($ in millions)	As of December 31, 2020
	Amortized cost, net	Fair value
Due in one year or less	$1,625	$1,651
Due after one year through five years	6,974	7,423
Due after five years through ten years	8,255	9,197
Due after ten years	4,234	5,193
	21,088	23,464
ABS and MBS	434	443
Total	$21,522	$23,907

Schedule of net investment income
Net investment income for the years ended December 31 is as follows:

($ in millions)	2020	2019	2018
Fixed income securities	$894	$963	$991
Mortgage loans	184	190	188
Equity securities	19	29	39
Limited partnership interests	99	175	327
Short-term investments	6	31	21
Policy loans	31	34	31
Other	90	93	91
Investment income, before expense	1,323	1,515	1,688
Investment expense	(81)	(104)	(103)
Net investment income	$1,242	$1,411	$1,585

Schedule of realized capital gains and losses by asset type
Realized capital gains (losses) by asset type for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Fixed income securities	$54	$25	$(40)
Mortgage loans	(45)	—	2
Equity securities	225	276	(124)
Limited partnership interests	38	43	(22)
Derivatives	5	11	10
Other	(11)	(14)	(1)
Realized capital gains (losses)	$266	$341	$(175)

Schedule of realized capital gains and losses by transaction type
Realized capital gains (losses) by transaction type for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Sales	$42	$54	$(27)
Credit losses (1)	(47)	(21)	(9)
Valuation of equity investments (2)	266	297	(146)
Valuation and settlements of derivative instruments	5	11	7
Realized capital gains (losses)	$266	$341	$(175)
_______________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard, prior period other-than-temporary impairment write-downs are now presented as credit losses.
(2)Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.
Schedule of valuation changes
Gross realized gains (losses) on sales of fixed income securities for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Gross realized gains	$101	$65	$34
Gross realized losses	(44)	(35)	(66)
The following table presents the net pre-tax appreciation (decline) recognized in net income of equity securities and limited partnership interests carried at fair value that are still held as of December 31, 2020 and 2019, respectively.

	For the years ended December 31,
($ in millions)	2020	2019
Equity securities	$229	$216
Limited partnership interests carried at fair value	100	57
Total	$329	$273

Schedule of other-than-temporary impairment losses by asset type
Credit losses recognized in net income (1) for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Fixed income securities:
Corporate	$—	$(2)	$(1)
ABS	(1)	(1)	(1)
MBS	(2)	(2)	(6)
Total fixed income securities	(3)	(5)	(8)
Mortgage loans	(37)	—	—
Limited partnership interests	(4)	(2)	—
Other investments
Bank loans	(4)	(13)	—
Agent loans	—	(1)	(1)
Total credit losses by asset type	$(48)	$(21)	$(9)
Liabilities
Commitments to fund commercial mortgage loans, bank loans and agent loans	1	—	—
Total	$(47)	$(21)	$(9)
_______________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard, realized capital losses previously reported as other-than-temporary impairment write-downs are now presented as credit losses.

Schedule of unrealized net capital gains and losses included in accumulated other comprehensive income
Unrealized net capital gains and losses included in AOCI are as follows:

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2020		Gains	Losses
Fixed income securities	$23,907	$2,427	$(42)	$2,385
Short-term investments	974	—	—	—
EMA limited partnerships (1)				(2)
Unrealized net capital gains and losses, pre-tax				2,383
Amounts recognized for:
Insurance reserves (2)				(496)
DAC and DSI (3)				(363)
Amounts recognized				(859)
Deferred income taxes				(320)
Unrealized net capital gains and losses, after-tax				$1,204

December 31, 2019
Fixed income securities	$21,725	$1,549	$(41)	$1,508
Short-term investments	1,191	—	—	—
EMA limited partnerships				(2)
Unrealized net capital gains and losses, pre-tax				1,506
Amounts recognized for:
Insurance reserves				(126)
DAC and DSI				(213)
Amounts recognized				(339)
Deferred income taxes				(245)
Unrealized net capital gains and losses, after-tax				$922
____________
(1)Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ OCI. Fair value and gross unrealized gains and losses are not applicable.
(2)The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate fixed annuity).
(3)The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

Schedule of change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2020	2019	2018
Fixed income securities	$877	$1,165	$(914)
Short-term investments	—	—	—
Derivative instruments	—	—	(2)
EMA limited partnerships	—	(2)	(1)
Total	877	1,163	(917)
Amounts recognized for:
Insurance reserves	(370)	(126)	315
DAC and DSI	(150)	(178)	154
Amounts recognized	(520)	(304)	469
Deferred income taxes	(75)	(180)	94
Increase (decrease) in unrealized net capital gains and losses, after-tax	$282	$679	$(354)
The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2020	2019
Texas	20.1%	16.8%
California	14.3	14.1
Illinois	6.9	8.0
Florida	6.3	6.7
North Carolina	5.6	4.9
New Jersey	3.9	6.0
The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2020	2019
Apartment complex	34.1%	35.6%
Office buildings	23.3	22.4
Retail	15.8	14.3
Warehouse	14.5	16.2
Other	12.3	11.5
Total	100.0%	100.0%
The contractual maturities of the mortgage loan portfolio as of December 31, 2020 are as follows:

($ in millions)	Number of loans	Amortized cost, net	Percent
2021	28	$254	7.6%
2022	23	291	8.7
2023	41	485	14.4
2024	25	510	15.2
Thereafter	115	1,819	54.1
Total	232	$3,359	100.0%

Carrying value for limited partnership interests
The carrying value for limited partnership interest as of December 31 is as follows:

	2020			2019
($ in millions)	EMA	Fair Value	Total	EMA	Fair Value	Total
Private equity	$1,768	$721	$2,489	$2,029	$723	$2,752
Real estate	334	42	376	319	50	369
Other (1)	200	—	200	129	—	129
Total	$2,302	$763	$3,065	$2,477	$773	$3,250
____________
(1)Other consists of certain limited partnership interests where the underlying assets are predominately public equity and debt securities.

Principal geographic distribution of municipal bond	The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2020	2019
Texas	16.8%	17.8%
California	16.8	15.0
Oregon	11.3	12.6
New Jersey	7.4	6.7
Illinois	6.2	6.3
New York	5.3	7.0

Schedule of other investments	The following table summarizes other investments by asset type.

	As of December 31,
($ in millions)	2020	2019
Agent loans, net	$631	$666
Real estate	315	292
Bank loans, net	245	344
Derivatives and other	184	125
Total	$1,375	$1,427

Schedule of allowance for credit loss
The Company’s allowance for credit losses is presented in the following table.

($ in millions)	December 31, 2020	January 1, 2020
Fixed income securities	$1	$—
Mortgage loans	59	36
Other investments
Bank loans	16	16
Agent loans	5	5
Investments	81	57
Reinsurance recoverables	15	14
Other assets	7	7
Assets	103	78
Commitments to fund mortgage loans, bank loans and agent loans	—	1
Liabilities	—	1
Total	$103	$79
Rollforward of credit loss allowance for fixed income securities for the year ended December 31, 2020 is as follows:

($ in millions)	2020
Beginning balance	$—
Credit losses on securities for which credit losses not previously reported	(3)
Reduction of allowance related to sales	2
Write-offs	—
Ending balance (1)	$(1)
____________
(1)Allowance for fixed income securities as of December 31, 2020 comprised $1 million of ABS.
The rollforward of credit loss allowance for bank loans for the years ended December 31 is as follows:

($ in millions)	2020
Beginning balance	$—
Cumulative effect of change in accounting principle	(16)
Net increases related to credit losses	(4)
Reduction of allowance related to sales	3
Write-offs	1
Ending balance	$(16)

Summary of gross unrealized losses and fair value of fixed income and equity securities by length of time
The following table summarizes the gross unrealized losses and fair value of securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2020
Fixed income securities
U.S. government and agencies	10	$17	$—	—	$—	$—	$—
Municipal	7	31	—	—	—	—	—
Corporate	114	558	(19)	25	153	(21)	(40)
ABS	5	2	—	4	5	(2)	(2)
MBS	3	—	—	10	—	—	—
Total fixed income securities	139	$608	$(19)	39	$158	$(23)	$(42)
Investment grade fixed income securities	69	$388	$(5)	19	$73	$(17)	$(22)
Below investment grade fixed income securities	70	220	(14)	20	85	(6)	(20)
Total fixed income securities	139	$608	$(19)	39	$158	$(23)	$(42)

December 31, 2019
Fixed income securities
U.S. government and agencies	6	$74	$—	—	$—	$—	$—
Municipal	4	22	(5)	1	14	(2)	(7)
Corporate	92	504	(8)	43	237	(22)	(30)
ABS	22	61	(1)	5	19	(2)	(3)
MBS	8	1	—	22	5	(1)	(1)
Total fixed income securities	132	$662	$(14)	71	$275	$(27)	$(41)
Investment grade fixed income securities	85	$524	$(3)	39	$152	$(17)	$(20)
Below investment grade fixed income securities	47	138	(11)	32	123	(10)	(21)
Total fixed income securities	132	$662	$(14)	71	$275	$(27)	$(41)
The following table summarizes gross unrealized losses by unrealized loss position and credit quality as of December 31, 2020.

($ in millions)	Investment grade	Below investment grade	Total
Fixed income securities with unrealized loss position less than 20% of amortized cost, net (1) (2)	$(7)	$(12)	$(19)
Fixed income securities with unrealized loss position greater than or equal to 20% of amortized cost, net (3) (4)	(15)	(8)	(23)
Total unrealized losses	$(22)	$(20)	$(42)
_______________
(1)Below investment grade fixed income securities include $7 million that have been in an unrealized loss position for less than twelve months.
(2)Related to securities with an unrealized loss position less than 20% of amortized cost, net, the degree of which suggests that these securities do not pose a high risk of having credit losses.
(3)No below investment grade fixed income securities have been in an unrealized loss position for a period of twelve or more consecutive months.
(4)Evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations.
Summary of carrying value of non-impaired fixed and variable rate mortgage loans by debt service coverage ratio distribution
The following table reflects mortgage loans amortized cost by debt service coverage ratio distribution and year of origination as of December 31.

($ in millions)	2020							2019
	2015 and prior	2016	2017	2018	2019	Current	Total	Total
Below 1.0	$15	$—	$—	$—	$—	$—	$15	$40
1.0 - 1.25	130	27	32	57	33	14	293	161
1.26 - 1.50	365	41	134	159	201	6	906	1,066
Above 1.50	963	350	240	279	327	45	2,204	2,724
Amortized cost before allowance	$1,473	$418	$406	$495	$561	$65	$3,418	$3,991
Allowance (1)							(59)	(3)
Amortized cost, net							$3,359	$3,988
____________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard, prior valuation allowance is now presented as an allowance for expected credit losses.

Schedule of rollforward of the valuation allowance on impaired mortgage loans
The rollforward of credit loss allowance for mortgage loans for the years ended December 31 is as follows:

($ in millions)	2020
Beginning balance	$(3)
Cumulative effect of change in accounting principle	(33)
Net increases related to credit losses	(37)
Reduction of allowance related to sales	15
Loans transferred due to reinsurance agreement with AAC	(1)
Write-offs	—
Ending balance	$(59)

Schedule of bank loans amortized cost by credit quality and year of origination
The bank loans amortized cost by credit rating and year of origination as of December 31 is as follows:

($ in millions)	2020
	2015 and Prior	2016	2017	2018	2019	Current	Total
BBB	$—	$—	$4	$—	$—	$2	$6
BB	10	—	1	16	11	5	43
B	5	8	42	37	23	35	150
CCC and below	3	8	15	12	18	6	62
Amortized cost before allowance	$18	$16	$62	$65	$52	$48	$261
Allowance							(16)
Amortized cost, net							$245